                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Doyle, Jr.
Title:   President
Phone:   434-845-1266

Signature, Place, and Date of Signing:

 /s/ John D. Doyle, Jr.          Lynchburg, VA                07/25/07
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            79

Form 13F Information Table Value Total:       159,001
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                                  Voting Authority
                                                     Value   Shrs or                 Investment ---------------------
Name of Issuer            Title of Class   CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion   Sole    Shared None
--------------            -------------- --------- --------- ------- ------ -------- ---------- --------- ------ ----
ADM                           common     039483102      430   12,989                    Sole       12,989
Abbott Labs                   common     002824100    1,915   35,766                    Sole       35,766
Air Products & Chemicals      common     009158106    4,396   54,700                    Sole       54,700
Altria Group                  common     02209S103      713   10,163                    Sole       10,163
American International
  Group                       common     026874107    1,838   26,250                    Sole       26,250
A T & T                       common     00206R102    2,026   48,823                    Sole       48,823
Bank of America               common     060505104    6,937  141,894                    Sole      141,894
BB&T                          common     054937107    2,262   55,610                    Sole       55,610
Baker Hughes                  common     057224107    1,725   20,500                    Sole       20,500
Barr Labs                     common     068306109    1,286   25,600                    Sole       25,600
Best Buy                      common     086516101    1,232   26,400                    Sole       26,400
BHP Billiton                  common     088606108    1,571   26,300                    Sole       26,300
Boeing                        common     097023105    1,163   12,095                    Sole       12,095
BP                            common     055622104    1,731   23,990                    Sole       23,990
Burling N Sant                common     12189T104      668    7,850                    Sole        7,850
Caterpillar                   common      14912301    1,511   19,300                    Sole       19,300
Chesapeake Energy             common     165167107    1,865   53,900                    Sole       53,900
ChevronTexaco                 common     166764100    1,272   15,101                    Sole       15,101
Citigroup                     common     172967101      215    4,200                    Sole        4,200
Coca-Cola                     common     191216100    2,059   39,360                    Sole       39,360
Conoco Phillips               common     20825C104    4,820   61,400                    Sole       61,400
Consolidated Edison           common     209115104      203    4,500                    Sole        4,500
CSX                           common     126408103      259    5,745                    Sole        5,745
CVS/Caremark                  common     126650100    1,302   35,725                    Sole       35,725
Danaher Corp                  common     235851102    1,820   24,100                    Sole       24,100
Dominion Resources            common     25746U109    1,726   19,992                    Sole       19,992
Dow Chemical                  common     260543103      374    8,450                    Sole        8,450
EMC Corp                      common     268648102      487   26,900                    Sole       26,900
Exelon Corp                   common     30161N101      797   10,975                    Sole       10,975
Exxon- Mobil                  common     30231G102   13,416  159,944                    Sole      159,944
Fedex Corp                    common     31428X106    3,667   33,041                    Sole       33,041
First Horizon Natl Bk         common     320517105      246    6,300                    Sole        6,300
Gabelli Equity Trust          common     362397101      148   15,000                    Sole       15,000
GE                            common     369604103    6,482  169,320                    Sole      169,320
Health Care REIT              common     42217K106      452   11,200                    Sole       11,200
Ingersoll Rand                common     G4776G101    3,182   58,050                    Sole       58,050
Intel                         common     458140100      486   20,475                    Sole       20,475
International Bus. Mach.      common     459200101      608    5,775                    Sole        5,775
ishares Dow Jones Sel Div     common     464287168      283    3,935                    Sole        3,935
ishares MSCI EAFE Index       common     464287465    2,932   36,300                    Sole       36,300
ishares MSCI Pac Japan        common     464286665      223    1,525                    Sole        1,525
ishares S&P Mid Cap Tr        common     464287507    1,973   22,100                    Sole       22,100
ITT Industries                common     450911102    1,692   24,775                    Sole       24,775
Johnson & Johnson             common     478160104    5,638   91,499                    Sole       91,499
JP Morgan Chase               common     46625H100    2,481   51,200                    Sole       51,200
Lincoln Natl Corp             common     534187109      446    6,280                    Sole        6,280
Lowes                         common     548661107    1,437   46,808                    Sole       46,808
3M                            common     604059105    4,544   52,354                    Sole       52,354
Medtronic                     common     585055106    2,018   38,910                    Sole       38,910
Met Life                      common     59156R108    2,095   32,492                    Sole       32,492
Modine                        common     607828100      253   11,175                    Sole       11,175
Motorola                      common     620076109      770   43,475                    Sole       43,475
National Fuel Gas             common     636180101      799   18,450                    Sole       18,450
Norfolk Southern              common     655844108    2,836   53,942                    Sole       53,942
Norvartis ADR                 common     66987V109      779   13,900                    Sole       13,900
Norwood Financial Corp        common     669549107      203    6,199                    Sole        6,199
Nuveen Municipal Value        common     670928100      553   56,510                    Sole       56,510
PepsiCo                       common     713448108    4,662   71,889                    Sole       71,889
Pinnacle Bankshares Co        common     72345E102      219    8,996                    Sole        8,996
Plum Creek Timber             common     729251108    1,408   33,786                    Sole       33,786
Procter & Gamble              common     742718109    8,164  133,415                    Sole      133,415
Progress Energy               common     743263105      971   21,300                    Sole       21,300
Public Ser Enterp             common     744573106      301    3,424                    Sole        3,424
Regions Financial             common     7591EP100      484   14,622                    Sole       14,622
Royal Bk of Canada            common     780087102      316    5,950                    Sole        5,950
SPDR Tr I Unit Ser 1          common     78462F103    2,294   15,252                    Sole       15,252
Staples                       common     855030102      756   31,850                    Sole       31,850
SunTrust Bank                 common     867914103    1,781   20,774                    Sole       20,774
Texas Instruments             common     882508104    1,433   38,075                    Sole       38,075
US Bancorp                    common     902973304    3,299  100,135                    Sole      100,135
United Dominion Realty        common     910197102      237    9,000                    Sole        9,000
United Technologies           common     913017109    6,643   93,656                    Sole       93,656
Valero Energy                 common     91913Y100    1,006   13,625                    Sole       13,625
Verizon                       common     92343V104    2,896   70,335                    Sole       70,335
Wachovia                      common     929771103    7,266  141,773                    Sole      141,773
Walgreen                      common     931422109    3,575   82,105                    Sole       82,105
Wash RE Invest                common     939653101    1,390   40,875                    Sole       40,875
Wellpoint Inc                 common     94973V107      282    3,529                    Sole        3,529
Wyeth                         common     983024100      373    6,498                    Sole        6,498
                                                    -------                                     ---------
                                                    159,001                                     2,910,376